CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 HKD ($) shares	Dec. 31, 2021 HKD ($) shares
Allowances for loans and advances | $	$ 27,840	$ 12,258
Treasury stock shares	121,363,408	29,462,760
Class A ordinary shares
Ordinary shares, shares authorized	48,700,000,000	48,700,000,000
Ordinary shares, shares issued	858,051,996	737,944,914
Ordinary shares, shares outstanding	858,051,996	737,944,914
Class B ordinary shares
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	380,552,051	494,552,051
Ordinary shares, shares outstanding	380,552,051	494,552,051